Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details)		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Oct. 22, 2024 HKD ($)	Oct. 22, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Deposits		$ 421,157	$ 54,219			$ 576,178
Prepayments to suppliers		3,549,283	456,929			694,864
Prepaid expenses	[1]	28,391,667	3,655,093
Input VAT		2,475,923	318,746			1,140,944
Deferred offering costs				$ 10,800,000	$ 1,400,000	7,444,232
Others		627,725	80,812			446,137
Total		35,465,755	4,565,799			10,302,355
Less: Non-current portion		14,191,667	1,827,010
Current portion		$ 21,274,088	$ 2,738,789			$ 10,302,355

[1]	The prepaid expenses mainly attributable to the amount prepaid to service provider for advertising, marketing and consultancy services for promotion and business strategy of the Company for a period ranging from one to three years. The amounts paid were non-refundable and non-cancellable and will be charged to statements of operations over the service period in which the services are expected to be evenly received during the service periods.